EARNINGS (LOSSES) PER SHARE - Computation of diluted earnings (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	53,132,230	197,540,150	280,523,900
Outstanding employee options and nonvested restricted stocks
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share	53,132,230	76,939,150	53,696,490
Shares of convertible senior notes
EARNINGS (LOSSES) PER SHARE
Securities which could potentially dilute basic earnings per share which were excluded from the computation of diluted earnings per share		120,601,000	226,827,410